SUPPLEMENT DATED MAY 9, 2008 TO THE PROSPECTUS DATED MAY 2, 2007,
                          AS REVISED ON AUGUST 7, 2007

             OLD MUTUAL EMERGING MANAGERS INSTITUTIONAL FUND, L.L.C.
                                  (the "Fund")

         Capitalized terms used in this Supplement and not defined have the same meanings as set forth in the Prospectus:

         Matthew Appelstein is now the Chief Executive Officer, President and Principal Manager of the Fund. These positions were previously held by Scott Powers. As a result, the Fund's Prospectus is revised as follows:

         The information contained in the section "Management of the Fund" concerning Mr. Powers is replaced with the below, which reflects information as of May 8, 2008:

-----------------------------------------------------------------------------------------------------------------------------------
NAME, AGE, AND               TERM OF               PRINCIPAL OCCUPATION                    NUMBER OF     OTHER
POSITION WITH THE            OFFICE AND            DURING PAST 5 YEARS                     FUNDS IN      DIRECTORSHIPS HELD
FUND                         LENGTH OF                                                     FUND          BY MANAGERS
                             TIME SERVED                                                   COMPLEX
                                                                                           OVERSEEN
                                                                                           BY
                                                                                           MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED MANAGER

Matthew Appelstein*          Indefinite/Since      Senior Vice President of Product           6          Trustee, Old
                             April 2008            Strategy and Retirement Solution                      Mutual/Claymore Long-
Age: 47                                            Planning, Old Mutual (US)                             Short Fund; Trustee,
                                                   Holdings Inc., 2007 - present;                        TS&W/Claymore Tax-
Manager, President and                             Head of Investment Services and                       Advantaged Balance Fund
Chief Executive Officer                            Product Development, Old Mutual
                                                   (US) Holdings Inc., 2003 - 2007.

-----------------------------------------------------------------------------------------------------------------------------------

*Mr. Appelstein is a Manager who may be deemed an "interested person" of the Fund, as that term is defined by the 1940 Act, because he is the Principal Executive Officer of the Fund and he is an officer of an affiliate of the Adviser.

                                                     INTERESTED MANAGER

                                                                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                                  OF ALL REGISTERED INVESTMENT COMPANIES
                                                 DOLLAR RANGE OF EQUITY              OVERSEEN BY MANAGER IN FAMILY OF
               NAME OF MANAGER                   SECURITIES OF THE FUND                   INVESTMENT COMPANIES**
               ---------------                   ----------------------                   --------------------
              Matthew Appelstein                           None                                     None


**The family of registered investment companies includes the Fund, the Master Fund, Old Mutual Absolute Return Master Fund, L.L.C., Old Mutual Absolute Return Fund, L.L.C., Old Mutual Emerging Managers Fund, L.L.C. and Old Mutual Absolute Return Institutional Fund, L.L.C.